Equity-Based Compensation - Outstanding Stock Appreciation Rights (Details) - Stock appreciation rights - $ / shares shares in Thousands		6 Months Ended
	Jul. 23, 2021	Jul. 22, 2021
Number of Shares
Outstanding, beginning (in shares)	300	200
Granted (in shares)		100
Conversion (in shares)	334
Outstanding, ending (in shares)	634	300
Weighted Average Benchmark Price
Outstanding, beginning (in dollars per share)	$ 12.66	$ 10.00
Granted (in dollars per share)		18.00
Outstanding, ending (in dollars per share)	$ 5.00	$ 12.66